united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AR Capital Real Estate Income Fund
Schedule of Investments, December 31, 2015 (Unaudited)

Shares			Value
	COMMON STOCK - 67.1%
	REITS - APARTMENTS - 12.4%
4,624	AvalonBay Communities, Inc.		$ 851,417
16,375	Equity Residential		1,336,036
4,380	Essex Property Trust, Inc.		1,048,616
			3,236,069
	REITS - MANUFACTURED HOMES - 7.5%
12,900	Equity LifeStyle Properties, Inc.		860,043
15,946	Sun Communities, Inc.		1,092,779
			1,952,822
	REITS - MORTGAGE - 15.2%
76,467	Apollo Commercial Real Estate Finance, Inc.		1,317,526
44,650	Blackstone Mortgage Trust, Inc.		1,194,834
9,491	Jernigan Capital, Inc.		141,890
63,456	Starwood Property Trust, Inc.		1,304,655
			3,958,905
	REITS - OFFICE PROPERTY - 7.8%
11,150	Alexandria Real Estate Equities, Inc.		1,007,514
5,238	Boston Properties, Inc.		668,055
11,900	Douglas Emmett, Inc.		371,042
			2,046,611
	REITS - REGIONAL MALLS - 4.1%
20,000	General Growth Properties, Inc.		544,200
2,725	Simon Property Group, Inc.		529,849
			1,074,049
	REITS - SHOPPING CENTERS - 5.2%
16,863	Brixmor Property Group, Inc.		435,403
27,108	DDR Corp.		456,499
6,634	Regency Centers Corp.		451,908
			1,343,810
	REITS - STORAGE - 4.2%
36,000	CubeSmart		1,102,320

	REITS - TRIPLE NET - 2.4%
5,046	EPR Properties		294,939
5,466	WP Carey, Inc.		322,494
			617,433
	REITS - WAREHOUSE/INDUSTRIAL - 8.3%
14,300	DCT Industrial Trust, Inc.		534,391
46,900	Duke Realty Corp.		985,838
17,457	Rexford Industrial Realty, Inc.		285,597
15,875	Terreno Realty Corp.		359,093
			2,164,919

	TOTAL COMMON STOCK (Cost - $16,265,106)		17,496,938

	PREFERRED STOCK - 19.0%
	REITS - HOTELS - 3.1%
5,900	Chesapeake Lodging Trust, 7.750%		152,043
25,664	Summit Hotel Properties, Inc., 7.875%		662,129
			814,172
	REITS - MORTGAGE - 2.4%
7,900	ARMOUR Residential REIT, Inc., 7.875%		160,370
20,021	NorthStar Realty Finance Corp., 8.875%		474,498
			634,868
	REITS - OFFICE PROPERTY - 2.3%
11,570	Alexandria Real Estate Equities, Inc., 6.450%		299,779
4,000	Corporate Office Properties Trust, 7.375%		102,840
800	Digital Realty Trust, Inc., 5.875%		19,952
567	PS Business Parks, Inc., 5.750%		14,232
5,698	PS Business Parks, Inc., 6.450%		150,028
			586,831
	REITS - REGIONAL MALLS - 3.8%
13,054	CBL & Associates Properties, Inc., 6.625%		325,697
27,000	General Growth Properties, Inc., 6.375%		669,600
			995,297
	REITS - SHOPPING CENTERS - 7.0%
17,297	Cedar Realty Trust, Inc., 7.250%		427,236
22,250	DDR Corp., 6.250%		558,475
12,197	Kimco Realty Corp., 6.000%		315,536
19,200	Regency Centers Corp., 6.625%		507,840
			1,809,087
	REITS - TRIPLE NET - 0.0%
100	EPR Properties, 6.625%		2,531

	REITS - WAREHOUSE/INDUSTRIAL - 0.4%
4,280	STAG Industrial, Inc., 6.625%		108,455

	TOTAL PREFERRED STOCK (Cost - $4,548,043)		4,951,241

Par Value
	BONDS & NOTES - 1.0%
	REITS - HEALTHCARE - 1.0%
$ 250,000	Sabra Health Care LP, 5.50%, 02/01/2021 *		258,750
	TOTAL BONDS & NOTES (Cost - $248,979)		258,750

Shares
	SHORT-TERM INVESTMENTS - 12.1%
3,166,354	BlackRock Liquidity Funds T-Fund Portfolio, 0.10% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,166,354)		3,166,354

	TOTAL INVESTMENTS - 99.2% (Cost - $24,228,482) [2]		$ 25,873,283
	OTHER ASSETS LESS LIABILITIES - 0.8%		195,652
	NET ASSETS - 100.0%		$ 26,068,935

LP - Limited Partnership
REIT - Real Estate Investment Trust
* Illiquid security. Total illiquid securities represents 0.99% of net assets as of December 31, 2015.
[1] Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $24,233,985 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,965,365
		Unrealized depreciation:	(326,067)
		Net unrealized appreciation:	$ 1,639,298

AR Capital BDC Income Fund
Schedule of Investments, December 31, 2015 (Unaudited)

Shares			Value
	COMMON STOCK - 91.4%
	INVESTMENT COMPANIES - 91.4%
172,299	Alcentra Capital Corp.		$ 1,998,668
114,562	American Capital Ltd. *		1,579,810
171,506	Ares Capital Corp.		2,443,960
251,781	Fifth Street Finance Corp.		1,606,363
100,000	Fifth Street Senior Floating Rate Corp.		857,000
123,057	Garrison Capital, Inc.		1,497,604
69,613	Goldman Sachs BDC, Inc.		1,322,647
88,200	Harvest Capital Credit Corp.		1,034,586
88,561	Hercules Technology Growth Capital, Inc.		1,079,559
77,150	Monroe Capital Corp.		1,009,894
80,593	New Mountain Finance Corp.		1,049,321
63,441	OFS Capital Corp.		728,303
181,633	PennantPark Floating Rate Capital Ltd.		2,043,371
121,271	Solar Capital Ltd.		1,992,482
117,335	Solar Senior Capital Ltd.		1,748,291
129,143	Stellus Capital Investment Corp.		1,244,938
148,561	TCP Capital Corp.		2,069,455
161,871	THL Credit, Inc.		1,732,020
48,230	TPG Specialty Lending, Inc.		782,291
124,760	TriplePoint Venture Growth BDC Corp.		1,492,130
	TOTAL COMMON STOCK (Cost - $31,581,271)		29,312,693

	PREFERRED STOCK - 5.8%
	INVESTMENT COMPANIES - 5.8%
10,868	Eagle Point Credit Co., Inc., 7.750%		275,612
24,811	Full Circle Capital Corp., 8.250%		625,982
37,092	Oxford Lane Capital Corp., 8.125%		939,911
	TOTAL PREFERRED STOCK (Cost - $1,852,724)		1,841,505

	SHORT-TERM INVESTMENTS - 2.2%
712,927	BlackRock Liquidity Funds T-Fund Portfolio, 0.10% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $712,927)		712,927

	TOTAL INVESTMENTS - 99.4% (Cost - $34,146,922) [2]		$ 31,867,125
	OTHER ASSETS LESS LIABILITIES - 0.6%		207,790
	NET ASSETS - 100.0%		$ 32,074,915

[1] Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $34,188,036 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 193,058
		Unrealized depreciation:	(2,513,969)
		Net unrealized depreciation:	$ (2,320,911)

AR Capital Global Real Estate Income Fund
Schedule of Investments, December 31, 2015 (Unaudited)

Shares			Value
	COMMON STOCK - 88.2%
	REITS/REAL ESTATE - DIVERSIFIED - 7.9%
9,100	British Land Co. PLC		$ 105,235
23,000	CapitaLand Commercial Trust Ltd.		21,828
640	Gecina SA		77,788
9,100	Great Portland Estates PLC		110,855
1,700	H&R Real Estate Investment Trust		24,536
27,500	Intu Properties PLC		128,644
3,625	Merlin Properties Socimi SA		45,471
			514,357
	REITS/REAL ESTATE - MANUFACTURED HOMES - 7.7%
3,200	Equity LifeStyle Properties, Inc.		213,344
4,300	Sun Communities, Inc.		294,679
			508,023
	REITS/REAL ESTATE - COMMERCIAL MORTGAGE - 3.8%
14,500	Apollo Commercial Real Estate Finance, Inc.		249,835

	REITS/REAL ESTATE - OFFICE - 13.0%
2,250	Alexandria Real Estate Equities, Inc.		203,310
2,500	Derwent London PLC		135,191
3,500	Digital Realty Trust, Inc.		264,670
5,000	Douglas Emmett, Inc.		155,900
20	Nippon Building Fund, Inc.		95,943
			855,014
	REITS/REAL ESTATE - OPERATIONS/DEVELOPMENT - 6.4%
4,550	ADO Properties SA *		130,802
2,000	Mitsui Fudosan Co. Ltd.		50,160
9,100	Sponda OYJ		38,644
5,000	TLG Immobilien AG		93,759
11,150	UNITE Group PLC		107,640
			421,005
	REITS/REAL ESTATE - RESIDENTIAL - 8.7%
810	AvalonBay Communities, Inc.		149,145
150	Essex Property Trust, Inc.		35,912
6,800	UDR, Inc.		255,476
4,300	Vonovia SE		132,810
			573,343
	REITS/REAL ESTATE - RETAIL - 21.9%
5,500	Brixmor Property Group, Inc.		142,010
18,000	CapitaLand Mall Trust		24,431
2,700	Equity One, Inc.		73,305
1,900	Eurocommercial Properties NV - ADR		82,062
1,500	Federal Realty Investment Trust		219,150
9,600	General Growth Properties, Inc.		261,216
5,300	Hammerson PLC		46,818
3,802	Klepierre		168,959
6,539	Mercialys SA		132,287
50,000	Scentre Group		151,387
400	Unibail-Rodamco SE		101,549
737	Vastned Retail NV		33,851
			1,437,025
	REITS/REAL ESTATE - STORAGE - 7.0%
7,300	Big Yellow Group PLC		86,541
7,350	CubeSmart		225,057
28,200	Safestore Holdings PLC		148,590
			460,188
	REITS/REAL ESTATE - WAREHOUSE/INDUSTRIAL - 11.8%
3,900	DCT Industrial Trust, Inc.		145,743
7,000	Duke Realty Corp.		147,140
53,000	LondonMetric Property PLC		128,146
25	Nippon Prologis REIT, Inc.		45,191
8,300	Rexford Industrial Realty, Inc.		135,788
20,900	Segro PLC		132,243
1,650	Terreno Realty Corp.		37,323
			771,574

	TOTAL COMMON STOCK (Cost - $5,638,049)		5,790,364

	EXCHANGE TRADED FUNDS - 4.6%
	ASSET ALLOCATION FUND - 4.6%
11,700	ProShares UltraShort Euro *		298,701
	TOTAL EXCHANGE TRADED FUNDS (Cost - $311,344)		298,701

	SHORT-TERM INVESTMENTS - 5.2%
339,958	Blackrock Liquidity Funds T-Fund Portfolio, 0.10% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $339,958)		339,958

	TOTAL INVESTMENTS - 98.0% (Cost - $6,289,351) [2]		$ 6,429,023
	OTHER ASSETS LESS LIABILITIES - 2.0%		131,187
	NET ASSETS - 100.0%		$ 6,560,210

* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Liability Company
REIT - Real Estate Investment Trust
[1] Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $6,336,246 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 273,955
		Unrealized depreciation:	(181,178)
		Net unrealized appreciation:	$ 92,777

As of December 31, 2015, the Fund's Long Holdings were divided among countries as follows:

Country			Percentage
Australia			2.3%
Britain			17.2%
Canada			0.4%
Finland			0.6%
France			7.3%
Germany			5.4%
Japan			2.9%
Netherlands			1.8%
Singapore			0.7%
Spain			0.1%
United States			54.1%
		Total Long Term Holdings:	92.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2015.

Realty Capital Income Funds Trust
Notes to Schedule of Investments, December 31, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by each Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors they deem appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Options and warrants for which the primary market is a national securities exchange will be valued at last sale price on the principal exchange on which they are traded, or, in the absence of any sale during the trading period immediately preceding the valuation time, at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Options and warrants not listed on a national securities exchange will be valued at their last quoted bid price. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation. Bonds will be valued at the mean of the last bid and asked prices available. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund's investments, used to value a Fund's assets and liabilities as of December 31, 2015:

AR Capital Real Estate Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 17,496,938	$ -	$ -	$ 17,496,938
Preferred Stock	4,951,241	-	-	4,951,241
Bonds & Notes	-	258,750	-	258,750
Short-Term Investments	3,166,354	-	-	3,166,354
Total Assets	$ 25,614,533	$ 258,750	$ -	$ 25,873,283

AR Capital BDC Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 29,312,693	$ -	$ -	$ 29,312,693
Preferred Stock	1,841,505	-	-	1,841,505
Short-Term Investments	712,927	-	-	712,927
Total Assets	$ 31,867,125	$ -	$ -	$ 31,867,125

AR Capital Global Real Estate Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,790,364	$ -	$ -	$ 5,790,364
Exchange Traded Funds	298,701	-	-	298,701
Short-Term Investments	339,958	-	-	339,958
Total Assets	$ 6,429,023	$ -	$ -	$ 6,429,023

* See Schedule of Investments for industry breakdown.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Funds did not hold any Level 3 securities during the period.

Options on Securities and Stock Indexes. Each Fund may write covered call and put options and purchase call and put options on securities, stock indices or futures contracts that are traded on U.S. exchanges. Each Fund may also enter into over-the-counter put and call options on securities and baskets of securities, indexes and other financial instruments. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy (in the case of a call option) a specified security or futures contract, as applicable, or to sell (in the case of a put option) a specified security from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position, and for certain options not on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Currency Hedging Transactions. Each Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S. exchange-traded futures are regulated by the Commodity Futures Trading Commission. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency transactions will usually depend on the Adviser’s or the Sub-Adviser’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts, foreign currency futures or may realize losses.

Investment Companies. Each Fund may invest in securities of other open- or closed-end investment companies. Each Fund may purchase shares of closed-end funds that are managed by an affiliate of the Adviser or the sub-advisers only to the extent that they are traded on a national exchange. Each Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, a Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). A Fund will also incur brokerage costs when purchasing and selling shares of investment companies and other pooled vehicles.

An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent a Fund invests in shares of another fund, that Fund’s shareholders would indirectly pay a portion of that Fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.
A summary of option contracts written for the nine months ended December 31, 2015, were as follows:

	AR Capital Real Estate Income Fund
	Call Options Written
	Number of Options	Option Premiums
Options outstanding, beginning of year	100	$ 81,844
Options written	-	-
Options covered	-	-
Options exercised	(100)	(81,844)
Options expired	-	-
Options outstanding, end of period	-	$ -

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By:

/s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date 02/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date 02/26/16

By:

/s/ Gerard Scarpati

Gerard Scarpati, Treasurer

Date 02/26/16